Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Including Goodwill) [Abstract]
Schedule of Goodwill
Goodwill includes the following activity during the year ended December 31, 2020 and 2019:

	Year Ended December 31,
(Amounts in thousands)	2020	2019
Balance at beginning of period	$698,416	$681,017
Goodwill acquired	—	289,951
Goodwill sold	(2,652)	—
Goodwill impairment	—	(214,515)
Goodwill held for sale	—	(52,996)
Measurement period and other adjustments	3,577	(3,093)
ChinaCo Deconsolidation (Note 6)	(28,692)	—
Effect of foreign currency exchange rate changes	8,702	(1,948)

Balance at end of period	$679,351	$698,416